Loans and Allowance for Loan Losses (Details 6) - Loans Receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Average Recorded Investment
With no related allowance recorded	$ 12,097	$ 26,932
With an allowance recorded	7,377	12,752
Total impaired loans	19,474	39,684
Interest Recognized For the Period Ended
With no related allowance recorded	196	542
With an allowance recorded	132	159
Total impaired loans	328	701
Commercial, financial, and agricultural
Average Recorded Investment
With no related allowance recorded	2,949	3,141
With an allowance recorded	1,356	1,773
Interest Recognized For the Period Ended
With no related allowance recorded	39	94
With an allowance recorded	22	19
Real estate - construction residential
Average Recorded Investment
With no related allowance recorded	536	610
With an allowance recorded	0	1,697
Interest Recognized For the Period Ended
With no related allowance recorded	0	2
With an allowance recorded	0	0
Real estate - construction - commercial
Average Recorded Investment
With no related allowance recorded	1,105	5,950
With an allowance recorded	52	42
Interest Recognized For the Period Ended
With no related allowance recorded	0	0
With an allowance recorded	0	0
Real estate - residential
Average Recorded Investment
With no related allowance recorded	2,331	3,517
With an allowance recorded	4,625	5,118
Interest Recognized For the Period Ended
With no related allowance recorded	37	46
With an allowance recorded	110	129
Real estate - commercial
Average Recorded Investment
With no related allowance recorded	5,169	13,703
With an allowance recorded	1,161	3,810
Interest Recognized For the Period Ended
With no related allowance recorded	119	400
With an allowance recorded	0	11
Consumer
Average Recorded Investment
With no related allowance recorded	7	11
With an allowance recorded	183	312
Interest Recognized For the Period Ended
With no related allowance recorded	1	0
With an allowance recorded	$ 0	$ 0